Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Future Amortization Expense, Year One	$ 17,937
Future Amortization Expense, Year Two	8,968
Future Amortization Expense, Year Three	$ 2,891